40. Agreement for the execution of works - La Matanza Municipality	12 Months Ended
Dec. 31, 2017
Agreement For Execution Of Works - La Matanza Municipality
Agreement for the execution of works - La Matanza Municipality

In April 2015, the Company and La Matanza Municipality entered into an agreement for the execution of works aimed at improving the electricity service. The amount of the agreement totals $ 103.8 million, including applicable taxes and charges.

It was agreed that after the completion of each work and upon the presentation of the respective invoices, the new facilities will be assigned free of charge in order for the Company to proceed with the start-up of the facilities and the subsequent operation and maintenance thereof.

The Public Works Secretariat of the MPFIPyS agrees to provide financial assistance to La Matanza Municipality, on the basis of an arrangement signed between the parties, for the total amount of the agreement.

As of December 31, 2017, the Company recorded $ 59.1 million as non-current deferred revenue.